UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37211-2148
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
Paul B. Ordonio, President
Monteagle Funds
2506 Winford Avenue
Nashville, TN 37211

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31

Date of reporting period: 11/30/2012

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 29.35%	FAIR VALUE

	U.S. Treasury Notes - 23.27%
$2,000,000	1.625%, due 08/15/2022	$2,010,782
2,000,000	1.75%, due 05/15/2022	2,040,938
2,000,000	2.00%, due 11/15/2021	2,098,282
1,000,000	2.125%, due 08/15/2021	1,062,188
500,000	2.625%, due 08/15/2020	553,984
500,000	3.125%, due 05/15/2021	572,969
		8,339,143
	Federal Home Loan Bank - 2.91%
500,000	5.05%, due 01/03/2018	501,995
500,000	5.25%, due 06/18/2014	538,688
		1,040,683
	Federal Home Loan Mortgage Corporation - 1.63%
500,000	3.75%, due 03/27/2019	583,347

	Federal National Mortgage Association - 1.54%
500,000	5.00%, due 03/02/2015	552,471

	Total U.S. Government and Agency Obligations (Cost $10,017,830)	10,515,644

PAR VALUE	CORPORATE BONDS - 52.41%	FAIR VALUE

	Aerospace & Defense - 3.38%
575,000	General Dynamics Corp., 5.25%, due 02/01/2014 (b)	604,881
500,000	United Technologies Corp., 5.375%, due 12/15/2017 (b)	604,870
		1,209,751
	Agriculture - 1.41%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022 (b)	504,690

	Banks - 12.74%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	502,338
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	579,320
500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	507,766
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	597,291
500,000	Morgan Stanley, 3.45%, due 11/02/2015	517,550
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	501,885
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	577,203
250,000	State Street Corp., 4.30%, due 05/30/2014 (b)	264,144
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017 (b)	517,542
		4,565,039
	Biotechnology - 1.55%
250,000	Amgen, Inc., 4.50%, due 03/15/2020 (b)	285,199
250,000	Amgen, Inc., 4.85%, due 11/18/2014 (b)	269,198
		554,397
	Chemicals - 0.73%
250,000	Sherwin-Williams Co., 3.125%, due 12/15/2014 (b)	262,263

	Computers - 1.02%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	366,354

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

PAR VALUE	CORPORATE BONDS - 52.41% (continued)	FAIR VALUE

	Diversified Financial Services - 4.39%
$250,000	CME Group, Inc., 3.00%, due 09/15/2022	256,813
500,000	CME Group, Inc., 5.75%, due 02/15/2014	$530,255
250,000	General Electric Capital Corp., 3.15%, due 09/07/2022	256,320
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	531,371
		1,574,759
	Electric - 3.22%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	577,916
500,000	Georgia Power Co., 4.25%, due 12/01/2019 (b)	577,232
		1,155,148
	Electrical Components - 0.81%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	290,995

	Food - 1.16%
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	414,087

	Healthcare - Services - 0.04%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014 (b)	16,083

	Household Products & Wares- 0.72%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	258,408

	Miscellaneous Manufacturing - 4.53%
250,000	3M Co., 1.00%, due 06/26/2017 (b)	252,481
250,000	3M Co., 2.00%, due 06/26/2022 (b)	250,627
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	526,468
500,000	General Electric Co., 5.25%, due 12/06/2017	592,217
		1,621,793
	Office & Business Equipment - 0.75%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	269,086

	Oil & Gas - 4.33%
500,000	BP Capital Markets, PLC, 2.50%, due 11/06/2022	498,207
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019 (b)	292,672
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013 (b)	254,479
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	252,079
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	253,296
		1,550,733
	Pharmaceuticals - 5.19%
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	512,246
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	614,020
600,000	Johnson & Johnson, 5.15%, due 07/15/2018 (b)	734,872
		1,861,138
	Retail - 1.40%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	250,817
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	250,643
		501,460

	Software - 1.42%
500,000	Oracle Corp., 2.50%, due 10/15/2022	507,402

	Telecommunications - 3.62%
500,000	AT&T, Inc., 2.95%, due 05/15/2016	531,563
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016 (b)	231,396
500,000	Verizon Communications, Inc.. 3.00%, due 04/01/2016 (b)	534,661
		1,297,620
	Total Corporate Bonds (Cost $17,470,027)	18,781,206

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 14.33%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 6.17%
$729,723	Pool J19285, 2.50%, due 06/01/2027	$762,847
101,690	Series 15L, 7.00%, due 07/25/2023	116,570
119,771	Series 2840 VC, 5.00%, due 08/15/2015	120,002
539,721	Series 2841 BY, 5.00%, due 08/15/2019	581,763
614,629	Series 3290 PD, 5.50%, due 03/15/2035	627,997
		2,209,179

	Federal National Mortgage Association - 5.58%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,103,389
146,041	Pool 545759, 6.50%, due 07/01/2032	167,105
59,894	Pool 725421, 7.00%, due 09/01/2017	64,266
77,361	Pool 754289, 6.00%, due 11/01/2033	86,746
155,752	Pool 882684, 6.00%, due 06/01/2036	176,156
133,136	Series 2003-54-PG, 5.50%, due 09/25/2032	138,000
237,206	Series 2007-40-PT, 5.50%, due 05/25/2037	263,085
		1,998,747
	Government National Mortgage Association - 2.58%
116,682	Pool 476998, 6.50%, due 07/15/2029	138,107
121,239	Pool 648337, 5.00%, due 10/15/2020	133,122
109,782	Pool 676516, 6.00%, due 02/15/2038	123,227
131,577	Series 2012-52-PM, 3.50%, due 12/20/2039	141,658
399,935	Series 2012-91-HQ, 2.00%, due 09/20/2041	389,993
		926,107
	Total Mortgage-Backed Securities (Cost $4,965,729)	5,134,033

SHARES	MONEY MARKET FUNDS - 6.10%	FAIR VALUE

2,187,428	Fidelity Institutional Money Market Fund Class I, 0.18% (a) (Cost $2,187,428)	$2,187,428

	Total Investments at Fair Value - 102.19% (Cost $34,641,014)	$36,618,311

	Liabilities in Excess of Other Assets, Net - (2.19)%	(783,589)

	Net Assets - 100.00%	$35,834,722

(a)	Rate shown represents the 7-day yield at November 30, 2012, is subject to change and resets daily.
(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 34.53%	FAIR VALUE

	Apparel - 1.12%
2,700	Michael Kors Holdings Ltd. (a)	$143,505

	Auto Parts & Equipment - 1.53%
7,900	Cooper Tire & Rubber Co.	197,342

	Biotechnology - 4.11%
3,000	Regeneron Pharmaceuticals, Inc. (a)	529,650

	Diversified Financial Services - 4.30%
3,700	Visa, Inc. - Class A	553,927

	Home Builders - 5.68%
9,100	Lennar Corp. - Class A (d)	346,164
11,500	Ryland Group, Inc.	384,675
		730,839
	Insurance - 4.51%
24,400	First American Financial Corp.	580,720

	Internet - 3.41%
8,300	eBay, Inc. (a)	438,406

	Leisure Time - 4.09%
6,200	Polaris Industries, Inc.	525,822

	Media - 3.90%
13,500	Comcast Corp. - Class A	501,930

	Retail - 1.88%
4,500	Lumber Liquidators Holdings, Inc. (a) (d)	241,560

	Total Common Stocks (Cost $4,209,846)	4,443,701

SHARES	EXCHANGE-TRADED FUNDS - 9.93%	FAIR VALUE

21,500	ProShares UltraShort QQQ (a)	$634,465
11,600	ProShares UltraShort S&P500 (a)	643,220
	Total Exchange-Traded Funds (Cost $1,279,200)	1,277,685

SHARES	MONEY MARKET FUND - 28.45%	FAIR VALUE

3,661,979	Fidelity Institutional Money Market Fund Class I, 0.18% (b) (c) (Cost $3,661,979)	$3,661,979

	Total Investments at Fair Value - 72.91% (Cost $9,151,025)	$9,383,365

	Other Assets in Excess of Liabilities, Net - 27.09%	3,486,734

	Net Assets - 100.00%	$12,870,099

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2012, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2012. Total collateral had a fair value of $2,015,830 at November 30, 2012.
(d)	Security, or a portion of the security, is out on loan at November 30, 2012. Total loaned securities had a fair value of $578,552 at November 30, 2012.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 99.19%	FAIR VALUE

	Aerospace & Defense - 1.56%
1,074	TransDigm Group, Inc. (a)	$146,085
3,429	United Technologies Corp.	274,697
		420,782
	Agriculture - 1.00%
2,976	Philip Morris International, Inc.	267,483

	Apparel - 1.65%
4,550	NIKE, Inc. - Class B	443,534

	Auto Manufacturers - 0.51%
11,860	Ford Motor Co.	135,797

	Banks - 1.06%
13,445	East West Bancorp, Inc.	284,362

	Beverages - 3.15%
22,360	Coca-Cola Co.	847,891

	Biotechnology - 1.94%
6,627	Celgene Corp. (a)	520,816

	Chemicals - 4.91%
3,270	Airgas, Inc.	289,624
2,943	CF Industries Holdings, Inc.	629,890
4,380	Monsanto Co.	401,164
		1,320,678
	Computers - 13.61%
3,775	Apple, Inc.	2,209,432
13,310	EMC Corp. (a)	330,354
5,891	International Business Machines Corp.	1,119,703
		3,659,489
	Cosmetics & Personal Care - 1.51%
6,981	Estee Lauder Cos., Inc.	406,643

	Distribution & Wholesale - 1.57%
2,173	WW Grainger, Inc.	421,605

	Diversified Financial Services - 1.67%
3,000	Visa, Inc. - Class A	449,130

	Electric - 0.44%
3,187	Wisconsin Energy Corp.	119,608

	Electrical Components & Equipment - 2.21%
15,902	AMETEK, Inc.	593,622

	Electronics - 1.54%
6,684	Amphenol Corp. - Class A	413,873

	Entertainment - 1.10%
10,860	Cinemark Holdings, Inc.	295,392

	Food - 3.04%
6,810	General Mills, Inc.	279,142
2,470	Hain Celestial Group, Inc. (a)	148,867
2,350	Kellogg Co.	130,331
2,779	Whole Foods Market, Inc.	259,447
		817,787
	Healthcare - Products - 3.13%
8,636	Baxter International, Inc.	572,308
2,724	CR Bard, Inc.	269,703
		842,011

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 99.19% (continued)	FAIR VALUE

	Internet - 6.33%
1,415	Amazon.com, Inc. (a)	$356,651
12,120	eBay, Inc. (a)	640,178
1,010	Google, Inc. - Class A (a)	705,354
		1,702,183
	Leisure Time - 1.21%
3,848	Polaris Industries, Inc.	326,349

	Machinery - Diversified - 3.72%
2,687	Cummins, Inc.	263,756
6,604	Roper Industries, Inc.	736,544
		1,000,300
	Media - 2.42%
13,080	Walt Disney Co.	649,553

	Metal Fabricate & Hardware - 1.50%
2,202	Precision Castparts Corp.	403,825

	Miscellaneous Manufacturing - 2.07%
10,318	Danaher Corp.	556,862

	Oil & Gas - 1.45%
2,920	Concho Resources, Inc. (a)	234,359
2,050	Occidental Petroleum Corp.	154,181
		388,540
	Oil & Gas Services - 3.24%
4,525	National Oilwell Varco, Inc.	309,058
7,848	Schlumberger Ltd.	562,074
		871,132

	Packaging & Containers - 1.71%
10,305	Ball Corp.	460,530

	Pharmaceuticals - 3.87%
6,253	Abbott Laboratories	406,445
11,775	Express Scripts Holding Co. (a)	634,084
		1,040,529
	Real Estate Investment Trusts - 2.81%
10,097	American Tower Corp.	756,568

	Retail - 11.20%
3,135	Bed Bath & Beyond, Inc. (a)	184,087
3,615	GNC Holdings, Inc.	126,995
7,740	Home Depot, Inc.	503,642
10,520	Limited Brands, Inc.	548,618
1,545	McDonald's Corp.	134,477
12,348	Nordstrom, Inc.	667,903
5,885	Wal-Mart Stores, Inc.	423,838
6,285	Yum! Brands, Inc.	421,598
		3,011,158
	Semiconductors - 5.49%
10,195	Intel Corp.	199,516
7,158	Microchip Technology, Inc.	217,746
16,640	QUALCOMM, Inc.	1,058,637
		1,475,899

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 99.19% (continued)	FAIR VALUE

	Software - 4.56%
29,018	Microsoft Corp.	$772,459
14,125	Oracle Corp.	453,413
		1,225,872
	Telecommunications - 2.01%
14,190	Cisco Systems, Inc.	268,333
6,150	Verizon Communications, Inc.	271,338
		539,671

	Total Common Stocks (Cost $20,847,741)	26,669,474

SHARES	MONEY MARKET FUND - 0.68%	FAIR VALUE

181,430	Fidelity Institutional Money Market Fund Class I, 0.18% (b) (Cost $181,430)	$181,430

	Total Investments at Fair Value - 99.87% (Cost $21,029,171)	$26,850,904

	Other Assets in Excess of Liabilities, Net - 0.13%	35,737

	Net Assets - 100.00%	$26,886,641

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2012, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 91.86%	FAIR VALUE

	Aerospace & Defense - 3.79%
1,300	Lockheed Martin Corp.	$121,290
4,953	Raytheon Co.	282,965
		404,255
	Banks - 5.28%
7,400	Bank of America Corp.	72,964
1,091	Goldman Sachs Group, Inc.	128,509
19,947	KeyCorp	161,172
11,849	Morgan Stanley	199,893
		562,538
	Biotechnology -3.34%
4,747	Gilead Sciences, Inc. (a)	356,025

	Building Materials - 2.58%
16,216	Masco Corp.	275,023

	Chemicals - 1.67%
5,900	Dow Chemical Co.	178,121

	Commercial Services - 3.01%
12,630	H&R Block, Inc.	227,719
9,899	RR Donnelley & Sons Co. (d)	93,051
		320,770
	Computers - 4.99%
6,094	Computer Sciences Corp.	231,938
22,727	Dell, Inc.	219,088
6,175	Hewlett-Packard Co.	80,213
		531,239
	Diversified Financial Services - 1.13%
2,180	CME Group, Inc.	120,489

	Electric - 1.00%
2,500	FirstEnergy Corp.	106,150

	Hand & Machine Tools - 1.94%
2,600	Snap-on, Inc.	206,544

	Healthcare - Products - 0.92%
1,800	Stryker Corp.	97,488

	Healthcare - Services - 2.63%
5,016	WellPoint, Inc.	280,394

	Home Furnishings - 2.95%
3,087	Whirlpool Corp.	314,380

	Housewares - 1.78%
8,700	Newell Rubbermaid, Inc.	189,747

 MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 91.86% (continued)	FAIR VALUE

	Insurance - 10.96%
3,715	Aflac, Inc.	$196,858
6,388	Allstate Corp.	258,586
4,827	Assurant, Inc.	165,132
32,310	Genworth Financial, Inc. (a)	192,244
5,495	MetLife, Inc.	182,379
3,311	Prudential Financial, Inc.	172,569
		1,167,768
	Iron & Steel - 3.74%
5,611	Cliffs Natural Resources, Inc.	161,316
4,197	Nucor Corp.	172,832
3,000	United States Steel Corp. (d)	64,680
		398,828
	Media - 1.58%
458	Washington Post Co. (d)	168,113

	Mining - 1.87%
12,000	Titanium Metals Corp.	199,440

	Miscellaneous Manufacturing - 1.45%
7,300	General Electric Co.	154,249

	Office & Business Equipment - 0.94%
14,634	Xerox Corp.	99,658

	Oil & Gas - 4.46%
2,200	ConocoPhillips	125,268
2,683	Diamond Offshore Drilling, Inc.	185,127
5,200	Rowan Cos., PLC (a)	164,996
		475,391
	Oil & Gas Services - 2.64%
6,513	Baker Hughes, Inc.	281,036

	Pharmaceuticals - 3.17%
13,500	Pfizer, Inc.	337,770

	Retail - 8.81%
5,305	Best Buy Co., Inc.	69,549
5,607	CVS Caremark Corp.	260,782
8,423	GameStop Corp. - Class A (d)	221,104
2,000	Kohl's Corp.	89,300
10,382	RadioShack Corp. (a) (d)	21,075
3,848	Wal-Mart Stores, Inc.	277,133
		938,943
	Savings & Loans - 1.44%
19,082	Hudson City Bancorp, Inc.	153,801

	Semiconductors - 6.43%
22,477	Applied Materials, Inc.	241,178
15,094	First Solar, Inc. (a) (d)	407,387
12,460	MEMC Electronic Materials, Inc. (a)	36,508
		685,073

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 91.86% (continued)	FAIR VALUE

	Software - 1.70%
6,806	Microsoft Corp.	$181,176

	Telecommunications - 4.47%
4,000	AT&T, Inc.	136,520
9,571	Corning, Inc.	117,053
38,760	Sprint Nextel Corp. (a)	222,095
		475,668
	Transportation - 1.19%
2,100	Norfolk Southern Corp.	126,798

	Total Common Stocks (Cost $9,622,863)	9,786,875

SHARES	MONEY MARKET FUND - 16.51%	FAIR VALUE

1,759,458	Fidelity Institutional Money Market Fund Class I, 0.18% (b) (c) (Cost $1,759,458)	$1,759,458

	Total Investments at Fair Value - 108.37% (Cost $11,382,321)	$11,546,333

	Liabilities in Excess of Other Assets, Net - (8.37)%	(891,640)

	Net Assets - 100.00%	$10,654,693

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2012, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2012. Total collateral had a fair value of $927,746 at November 30, 2012.
(d)	Security, or a portion of the security, is out on loan at November 30, 2012. Total loaned securities had a fair value of $910,818 at November 30, 2012.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 94.57%	FAIR VALUE

	Aerospace & Defense - 2.51%
6,300	Raytheon Co.	$359,919

	Chemicals - 11.70%
23,000	Chemtura Corp. (a)	467,360
8,880	Eastman Chemical Co.	540,348
10,750	EI du Pont de Nemours & Co.	463,755
13,000	Kronos Worldwide, Inc. (d)	209,430
		1,680,893
	Commercial Services - 1.28%
16,000	SAIC, Inc.	184,480

	Computers - 1.21%
18,000	Dell, Inc.	173,520

	Electric - 5.40%
8,516	Duke Energy Corp.	543,491
11,000	NRG Energy, Inc.	232,100
		775,591
	Electronics - 1.77%
27,000	Sanmina Corp. (a)	254,340

	Environmental Control - 1.60%
17,000	Calgon Carbon Corp. (a)	230,180

	Food - 3.20%
10,000	Cal-Maine Foods, Inc.	459,700

	Forest Products & Paper - 3.62%
14,000	International Paper Co.	519,960

	Healthcare - Products - 5.25%
32,000	Boston Scientific Corp. (a)	177,280
6,800	Medtronic, Inc.	286,348
20,000	NuVasive, Inc. (a)	290,400
		754,028
	Investment Companies - 1.55%
9,000	Steel Excel, Inc. (a)	223,200

	Iron & Steel - 2.15%
7,500	Nucor Corp.	308,850

	Metal Fabricate & Hardware - 3.94%
24,000	Worthington Industries, Inc.	565,440

	Mining - 6.54%
10,000	Barrick Gold Corp.	345,300
7,000	Newmont Mining Corp.	329,630
5,000	Vulcan Materials Co.	264,200
		939,130

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	COMMON STOCKS - 94.57% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 3.60%
22,000	Textron, Inc.	$516,780

	Oil & Gas - 4.99%
12,000	Marathon Oil Corp.	370,200
7,494	Transocean Ltd. (a)	346,223
		716,423
	Oil & Gas Services - 2.32%
10,000	Halliburton Co.	333,500

	Packaging & Containers - 1.97%
9,400	Sonoco Products Co.	282,658

	Pharmaceuticals - 7.25%
10,000	Bristol-Myers Squibb Co.	326,300
16,147	Merck & Co, Inc.	715,312
		1,041,612
	Retail - 3.59%
225	Orchard Supply Hardware Stores Corp. (a)	1,744
2,141	Sears Canada, Inc. (a) (d)	24,641
5,000	Sears Holdings Corp. (a) (d)	210,050
60,000	Wendy's Co. - Class A	279,600
		516,035
	Semiconductors - 6.10%
45,000	Amkor Technology, Inc. (a) (d)	191,250
17,000	Intel Corp.	332,690
19,000	Spreadtrum Communications, Inc. - ADR	353,020
		876,960
	Telecommunications - 11.52%
20,000	AT&T, Inc.	682,600
2,880	Frontier Communications Corp. (d)	13,853
9,700	Rogers Communications, Inc. - Class B	428,449
12,000	Verizon Communications, Inc.	529,440
		1,654,342
	Transportation - 1.51%
11,000	CSX Corp.	217,360

	Total Common Stocks (Cost $11,447,867)	13,584,901

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2012 (Unaudited)

SHARES	PREFERRED STOCKS - 0.00%	FAIR VALUE

	Retail - 0.00%
225	Orchard Supply Hardware Stores Corp. (a) (d)	$405

	Total Preferred Stocks (Cost $985)	405

SHARES	MONEY MARKET FUND - 9.85%	FAIR VALUE

1,415,344	Fidelity Institutional Money Market Fund Class I, 0.18% (b) (c) (Cost $1,415,344)	$1,415,344

		FAIR VALUE

	Total Investments at Fair Value - 104.42% (Cost $12,864,196)	$15,000,650

	Liabilities in Excess of Other Assets, Net - (4.42)%	(635,449)

	Net Assets - 100.00%	$14,365,201

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at November 30, 2012, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at November 30, 2012. Total collateral had a fair value of $654,268 at November 30, 2012.
(d)	Security, or a portion of the security is out on loan at November 30, 2012. Total loaned securities had a fair value of $643,266 at November 30, 2012.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2012 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Monteagle Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2012 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of November 30, 2012:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$10,515,644	$10,515,644
Corporate Bonds	10,771,832	8,009,374	18,781,206
Mortgage - Backed securities	-	5,134,033	5,134,033
Money Market Funds	2,187,428	-	2,187,428
Totals	$12,959,260	$23,659,051	$36,618,311

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$4,443,701	$-	$4,443,701
Exchange-Traded Funds	1,277,685	-	1,277,685
Money Market Funds	3,661,979	-	3,661,979
Totals	$9,383,365	$-	$9,383,365

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$26,669,474	$-	$26,669,474
Money Market Funds	181,430	-	181,430
Totals	$26,850,904	$-	$26,850,904

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2012 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$9,786,875	$-	$9,786,875
Money Market Funds	1,759,458	-	1,759,458
Totals	$11,546,333	$-	$11,546,333

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$13,584,901	$-	$13,584,901
Preferred Stocks(b)	405	-	405
Money Market Funds	1,415,344	-	1,415,344
Totals	$15,000,650	$-	$15,000,650

(a)
As of and during the three month period ended November 30, 2012, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the three month period ended November 30, 2012.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended November 30, 2012, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the fair value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2012 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2012:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$34,641,014	$1,985,353	$(8,056)	$1,977,297
Informed Investor Growth Fund	9,202,349	267,684	(86,668)	181,016
Quality Growth Fund	21,033,342	6,343,772	(526,210)	5,817,562
Select Value Fund	11,385,721	1,753,000	(1,592,388)	160,612
Value Fund	12,864,196	3,027,536	(891,082)	2,136,454

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 28, 2013

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 28, 2013